Erik Nelson, Sr. Securities Counsel
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453


February 1, 2010


VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street
Washington, DC 20549


Re:Preliminary Proxy Materials for Allianz Variable Insurance
   Products Trust (SEC File Nos. 333-83423 and 811-09491)


Ladies and Gentlemen:

Accompanying this letter for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934 are preliminary proxy materials for the open-end investment company referenced above.

For the convenience of the staff in reviewing the proxy materials, a courtesy copy of the preliminary proxy statement is being sent by e-mail to the Office of Insurance Products of the Division of Investment Management.

Please contact me if you have any questions concerning this filing.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ Erik Nelson
      _________________________________________